SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Payables
Excise Tax	$ 1,569	$ 1,569
Accrued expenses	1,596	31
Employees, salaries and related liabilities	1,008	726
Liabilities for grants received (see also note 24)	177	153
Related party		4
Total	$ 4,350	$ 2,483